General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General and Administrative Expenses (CHF million)
Occupancy expenses	1,186	1,220	1,122
IT, machinery, etc.	1,517	1,469	1,448
Provisions and losses	2,136	694	704
Travel and entertainment	355	394	441
Professional services	1,952	1,919	2,060
Amortization and impairment of other intangible assets	25	36	30
Goodwill impairment	12	0	0
Other	1,416	1,514	1,488
General and administrative expenses	8,599	7,246	7,293
Bank
General and Administrative Expenses (CHF million)
Occupancy expenses	1,168	1,191	1,094
IT, machinery, etc.	1,508	1,456	1,433
Provisions and losses	2,136	682	707
Travel and entertainment	342	380	425
Professional services	1,912	1,868	2,016
Amortization and impairment of other intangible assets	25	28	30
Goodwill impairment	12	0	0
Other	1,551	1,599	1,623
General and administrative expenses	8,654	7,204	7,328